Employee costs and share plans for employees, AstraZeneca Extended Incentive Plan (Details) - Astrazeneca Extended Incentive Plan	1 Months Ended
	Nov. 30, 2019 GBP (£) USD ($)	Aug. 31, 2019 GBP (£) USD ($)	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)
Share plans
Number of shares awarded	20,000	24,000
Weighted average fair value	£ 73.26	£ 72.80	$ 94.84	$ 88.56